Earnings per share	6 Months Ended
Mar. 31, 2022
Earnings per share
Earnings per share

Note 7. Earnings per share

Basic earnings per share (EPS) is calculated by dividing the net profit attributable to shareholders by the weighted average number of ordinary shares on issue during the period, adjusted for treasury shares. Diluted EPS is calculated by adjusting the basic EPS by assuming all dilutive potential ordinary shares are converted.

	Half Year March 2022		Half Year Sept 2021		Half Year March 2021
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net profit attributable to shareholders ($m)	3,280	3,280	2,015	2,015	3,443	3,443
Adjustment for RSP dividends[2]	(2)	—	(1)	—	(1)	—
Adjustment for potential dilution:
Distributions to convertible loan capital holders[3]	—	100	—	109	—	109
Adjusted net profit attributable to shareholders	3,278	3,380	2,014	2,124	3,442	3,552
Weighted average number of ordinary shares (millions)
Weighted average number of ordinary shares on issue	3,626	3,626	3,669	3,669	3,644	3,644
Treasury shares (including RSP share rights)[2]	(4)	(4)	(3)	(3)	(3)	(3)
Adjustment for potential dilution:
Share-based payments	—	3	—	4	—	3
Convertible loan capital[3]	—	321	—	323	—	468
Adjusted weighted average number of ordinary shares	3,622	3,946	3,666	3,993	3,641	4,112
Earnings per ordinary share (cents)	90.5	85.7	54.9	53.2	94.5	86.4

2.	Some shares under the RSP have not vested and are not outstanding ordinary shares but do receive dividends. These RSP dividends are deducted to show the profit attributable to ordinary shareholders.
3.	The Group has issued convertible loan capital which may convert into ordinary shares in the future. These convertible loan capital instruments are potentially dilutive instruments, and diluted EPS is therefore calculated as if the instruments had been converted at the beginning of the respective period or, if later, the instruments’ issue date.